Financial Risk Management - Maximum Exposure to Credit Risk before Collateral Held or Other Credit Enhancements (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk before collateral held or other credit enhancements	¥ 372,678,085	¥ 339,156,626
Deposits with banks [Member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk before collateral held or other credit enhancements	77,962,347	75,113,703
Call loans and bills bought [Member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk before collateral held or other credit enhancements	5,336,280	5,684,812
Reverse repurchase agreements and cash collateral on securities borrowed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk before collateral held or other credit enhancements	14,148,667	11,024,084
Trading assets [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk before collateral held or other credit enhancements	5,674,162	4,229,845
Derivatives [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk before collateral held or other credit enhancements	9,909,272	8,649,947
Financial assets at fair value through profit or loss [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk before collateral held or other credit enhancements	2,293,049	1,392,889
Debt investment securities at amortized cost [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk before collateral held or other credit enhancements	316,392	235,567
Debt investment securities at FVOCI [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk before collateral held or other credit enhancements	24,016,184	22,811,423
Loans and advances [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk before collateral held or other credit enhancements	121,716,465	111,891,134
Other financial asset [Member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk before collateral held or other credit enhancements	7,509,528	5,360,634
Loan commitments [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk before collateral held or other credit enhancements	88,926,181	79,068,816
Financial guarantees and other credit-related contingent liabilities [Member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk before collateral held or other credit enhancements	¥ 14,869,558	¥ 13,693,772